Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Total Revenue	$ 1,519,772	$ 942,696	$ 1,945,315	$ 983,182
Software Services [Member]
Total Revenue	1,378,874	826,265
Software License and Software as a Service [Member]
Total Revenue	$ 140,898	$ 116,431